Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Money Market Obligations Trust
Entity Central Index Key	0000856517
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
C000026050 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Reserves Fund
Class Name	Class P Shares
Trading Symbol	GRFXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Government Reserves Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P Shares	$52	1.02%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.02%
Net Assets	$ 5,484,908,502
Holdings Count | Holding	92
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$5,484,908,502
Number of Investments	92

Holdings [Text Block]	Fund Holdings Top Security Types (% of Net Assets) Effective Maturity Schedule (% of Net Assets)
C000158662 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Reserves Fund
Class Name	Class F Shares
Trading Symbol	GRGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Government Reserves Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F Shares	$44	0.87%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%
Net Assets	$ 5,484,908,502
Holdings Count | Holding	92
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$5,484,908,502
Number of Investments	92

Holdings [Text Block]	Fund Holdings Top Security Types (% of Net Assets) Effective Maturity Schedule (% of Net Assets)
C000158661 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Reserves Fund
Class Name	Class C Shares
Trading Symbol	GRCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Government Reserves Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$64	1.27%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.27%
Net Assets	$ 5,484,908,502
Holdings Count | Holding	92
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$5,484,908,502
Number of Investments	92

Holdings [Text Block]	Fund Holdings Top Security Types (% of Net Assets) Effective Maturity Schedule (% of Net Assets)
C000158659 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Reserves Fund
Class Name	Class A Shares
Trading Symbol	GRAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Government Reserves Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$44	0.87%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%
Net Assets	$ 5,484,908,502
Holdings Count | Holding	92
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$5,484,908,502
Number of Investments	92

Holdings [Text Block]	Fund Holdings Top Security Types (% of Net Assets) Effective Maturity Schedule (% of Net Assets)
C000158663 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Obligations Tax-Managed Fund
Class Name	Automated Shares
Trading Symbol	GOAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Government Obligations Tax-Managed Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Automated Shares	$28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Net Assets	$ 7,531,001,652
Holdings Count | Holding	122
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$7,531,001,652
Number of Investments	122

Holdings [Text Block]	Fund Holdings Top Security Types (% of Net Assets) Effective Maturity Schedule (% of Net Assets)
C000026063 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Obligations Tax-Managed Fund
Class Name	Institutional Shares
Trading Symbol	GOTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Government Obligations Tax-Managed Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Net Assets	$ 7,531,001,652
Holdings Count | Holding	122
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$7,531,001,652
Number of Investments	122

Holdings [Text Block]	Fund Holdings Top Security Types (% of Net Assets) Effective Maturity Schedule (% of Net Assets)
C000026064 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Obligations Tax-Managed Fund
Class Name	Service Shares
Trading Symbol	GTSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Government Obligations Tax-Managed Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 7,531,001,652
Holdings Count | Holding	122
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$7,531,001,652
Number of Investments	122

Holdings [Text Block]	Fund Holdings Top Security Types (% of Net Assets) Effective Maturity Schedule (% of Net Assets)
C000026082 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Capital Reserves Fund
Class Name	Federated Hermes Capital Reserves Fund
Trading Symbol	FRFXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Capital Reserves Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes Capital Reserves Fund	$52	1.02%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.02%
Net Assets	$ 2,863,344,100
Holdings Count | Holding	72
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$2,863,344,100
Number of Investments	72

Holdings [Text Block]	Fund Holdings Top Security Types (% of Net Assets) Effective Maturity Schedule (% of Net Assets) [1]Represents less than 0.1%.